Statement of Changes in Shareholders' Equity - 6 months ended Dec. 31, 2020 - USD ($)	Total	Additional Paid-in Capital	Accumulated Deficit	Class A Ordinary Shares	Class B Ordinary Shares
Balance at Jul. 02, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Jul. 02, 2020				0	0
Issuance of Class B ordinary shares to Sponsor	25,000	23,275			$ 1,725
Issuance of Class B ordinary shares to Sponsor (in Shares)					17,250,000
Sale of units in initial public offering, gross	690,000,000	689,993,100		$ 6,900
Sale of units in initial public offering, gross (in Shares)				69,000,000
Offering costs	(38,828,988)	(38,828,988)
Sale of private placement units to Sponsor in private placement	17,300,000	17,300,000
Shares subject to possible redemption	(662,562,770)	(662,556,144)		$ (6,626)
Shares subject to possible redemption (in Shares)				(66,256,277)
Net loss	(933,235)		(933,235)
Balance at Dec. 31, 2020	$ 5,000,007	$ 5,931,243	$ (933,235)	$ 274	$ 1,725
Balance (in Shares) at Dec. 31, 2020				2,743,723	17,250,000